VGOF-P27 05/24

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 1, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective May 1, 2024, John Bellows is no longer a portfolio manager of the funds referenced in Schedule A below. All references to Mr. Bellows in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

Western Asset Total Return ETF	August 1, 2023

LEGG MASON PARTNERS INCOME TRUST

Western Asset Short-Term Bond Fund	May 1, 2024
Western Asset Ultra-Short Income Fund	September 29, 2023

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series C Fund	June 29, 2023
Western Asset SMASh Series Core Completion Fund	June 29, 2023
Western Asset SMASh Series Core Plus Completion Fund	May 1, 2024

Fund	Date of Summary Prospectus, Prospectus and SAI

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	May 1, 2024

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2024
Western Asset Core Plus Bond Fund	May 1, 2024
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2024
Western Asset Intermediate Bond Fund	September 29, 2023
Western Asset Total Return Unconstrained Fund	September 29, 2023

Please retain this supplement for future reference.